Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Disclosure of detailed information about key management personnel
The aggregate value of transactions and outstanding balances relating to key management personnel and directors for the year ended December 31, 2024 was as follows:

	Salary and fees	Share-based Payments	Total
Management	$955	$585	$1,540
Outside directors	686	581	1,267
Seabord Management Corp.*	236	-	236
Total	$1,877	$1,166	$3,043
*Seabord Management Corp. (“Seabord”) is a management services company partially controlled by the Chief Accounting Officer ("CAO") of the Company. Seabord provided accounting and administration staff, and office space to the Company. The CAO does not receive any direct compensation from Seabord in relation to services provided to the Company.
The aggregate value of transactions and outstanding balances relating to key management personnel and directors for the year ended December 31, 2023 was as follows:

	Salary and fees	Share-based Payments	Total
Management	$844	$526	$1,370
Outside directors	624	471	1,095
Seabord Management Corp.*	302	-	302
Total	$1,770	$997	$2,767
*Seabord is a management services company partially controlled by the CAO of the Company. Seabord provided accounting and administration staff, and office space to the Company. The CAO does not receive any direct compensation from Seabord in relation to services provided to the Company.